Average Annual Total Returns{- Fidelity Advisor Freedom® 2015 Fund} - 03.31 Fidelity Advisor Freedom Funds Class Z6 PRO-09 - Fidelity Advisor Freedom® 2015 Fund	Class Z6 Return Before Taxes Past 1 year	Class Z6 Return Before Taxes Since Inception		LB001 Past 1 year	LB001 Since Inception		F0550 Past 1 year	F0550 Since Inception
Total	7.18%	8.20%	[1]	(1.54%)	3.31%	[1]	7.04%	8.20%	[1]

[1]	(a)From June 6, 2017